UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-2557

Dreyfus Money Market Instruments, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/09

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Report of Independent Registered Public Accounting Firm
27	Important Tax Information
27	Proxy Results
28	Board Members Information
30	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Money Market
Instruments, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Money Market Instruments, Inc.’s Money Market Series and Government Securities Series, covering the 12-month period from January 1, 2009, through December 31, 2009.

Most financial assets ended 2009 with healthy returns, but short-term interest rates remained at historical lows as monetary authorities fought to bring the nation and world out of a severe recession and banking crisis.

After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009, buoyed by greater manufacturing activity to replenish depleted inventories and satisfy export demand. The slumping housing market also showed signs of renewed life when home sales and prices rebounded modestly. However, economic headwinds remain, including a high unemployment rate and the prospect of anemic consumer spending.

While money market yields are unlikely to return to their pre-recession levels anytime soon, we continue to stress the importance of both municipal and taxable money market mutual funds as a haven of price stability and liquidity for risk-averse investors. Is your cash allocation properly positioned for the next phase of this economic cycle? Talk to your financial advisor, who can help you make that determination and prepare for the challenges and opportunities that lie ahead.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through December 31, 2009, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2009, Dreyfus Money Market Instruments’ Money Market Series produced an annualized yield of 0.27%, and its Government Securities Series produced an annualized yield of 0.23%.Taking into account the effects of compounding, the fund’s Money Market Series and Government Securities Series also produced annualized effective yields of 0.27% and 0.23%, respectively.1 Money market yields remained near historically low levels as the U.S. government and Federal Reserve Board (the “Fed”) adopted a number of aggressive measures, including historically low short-term interest rates, to address a severe recession and credit crisis.

The Fund’s Investment Approach

Each Series seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund’s Money Market Series invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks, or their subsidiaries or branches, repurchase agreements, including tri-party repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest, and dollar-denominated obligations issued or guaranteed by foreign governments or any of their political subdivisions or agencies. Normally the Money Market Series invests at least 25% of its total assets in domestic or dollar-denominated foreign bank obligations.

The Government Securities Series invests in short-term securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and instrumentalities, and repurchase agreements, including tri-party repurchase agreements.The securities in which the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Money Market Yields Fell to Record Lows

2009 began in the midst of a global financial crisis and severe recession. The Fed had responded by easing monetary policy aggressively, driving the overnight federal funds rate to an unprecedented low of 0.00% to 0.25% by the end of 2008. As a result, money market yields fell to historical lows and remained there throughout 2009.

The U.S. government responded with a number of its own remedial measures, including the Temporary Guarantee Program for Money Market Funds, which remained in effect through most of the reporting period before ending on September 18, 2009. This measure was designed to promote liquidity in the commercial paper market.

Although economic conditions continued to deteriorate in early 2009, investor sentiment began to improve in March when evidence emerged that credit markets were recovering. Still, the U.S. economy sent mixed signals in the spring. Existing home sales and prices increased in May, but the unemployment rate hit a 26-year high.The U.S. economy contracted at a –0.7% annualized rate between April and June,a much milder decline than the previous quarter’s –5.5% annualized rate, lending credence to forecasts that the recession was nearing an end.

Residential construction improved in July, and August saw the first expansion of manufacturing activity in more than 18 months. Consumer spending increased in August by 1.3%, the largest gain in more than seven years, due in part to the U.S. government’s Cash for Clunkers automobile purchasing program. In September, pending home sales reached their highest level since March 2007.

October also experienced gradual economic improvement. Positive news included a return to growth for the U.S. economy, with U.S. GDP expanding at a 2.2% annualized rate in the third quarter, its first quarterly gain in more than a year.While pending home sales reached their highest level in almost three years, distressed sales accounted for more than 30% of those transactions.The unemployment rate moved to 10.2% in October, its highest level since the early 1980s.

In November, investors were encouraged by a slight dip in the unemployment rate to 10.0%. The manufacturing sector expanded, and foreclosure activity in the housing sector moderated, with each indicator showing improvement for the fourth straight month. Manufacturing activity expanded for the fifth consecutive month in December, and new orders increased for the sixth straight month, providing further evidence of a mending economy. Retail sales in December were almost 3% higher than one year earlier, suggesting that consumers were spending more freely.While the unemployment rate remained at 10%, double its level at the beginning of 2009, monthly job losses moderated in December to 85,000, down from an average of 691,000 per month during the first quarter of the year.

Quality and Liquidity Still Our Priority

With yields at historically low levels, most money market funds maintained relatively defensive footings throughout 2009, and the industry’s average weighted maturity remained substantially shorter than historical averages. The fund was no exception; we set its weighted average maturity in a position that was roughly in line with industry averages for most of the year. We also focused exclusively on money market instruments meeting our stringent credit-quality criteria.

Despite continued signs of economic improvement, the Fed has repeatedly indicated that “economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.” In addition, the Treasury Department extended the Troubled Asset Relief Program (“TARP”) until October 2010 as a precaution against unforeseen problems. Until we see more convincing evidence that the Fed is prepared to raise interest rates, we will continue to maintain the fund’s focus on credit quality and liquidity.

January 15, 2010

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in either Series.
1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Money Market Series and Government Securities Series reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Money Market Series’ and
Government Securities Series’ annualized yields would have been 0.18% and –0.21%, respectively, and the annualized effective yields would have been 0.18% and –0.21%, respectively.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Money Market Instruments, Inc. from July 1, 2009 to December 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2009
	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$ 2.02	$ .81
Ending value (after expenses)	$1,000.40	$1,000.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2009
	Money Market Series	Government Securities Series
Expenses paid per $1,000†	$ 2.04	$ .82
Ending value (after expenses)	$1,023.19	$1,024.40

† Expenses are equal to the fund’s annualized expense ratio of .40% for the Money Market Series and .16% for the Government Securities Series, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

MONEY MARKET SERIES
December 31, 2009

	Principal
Negotiable Bank Certificates of Deposit—42.4%	Amount ($)	Value ($)
Allied Irish Banks (Yankee)
1.00%, 1/5/10	25,000,000	25,000,000
Banco Bilbao Vizcaya Argentaria (Yankee)
0.33%, 3/29/10	50,000,000	50,000,000
Bank of Nova Scotia (Yankee)
0.31%, 3/29/10	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 1/8/10	30,000,000	30,000,000
Barclays Bank PLC (Yankee)
0.55%, 3/22/10	50,000,000	50,000,000
Calyon NA (Yankee)
0.25%—0.60%, 1/14/10—2/5/10	60,000,000	60,000,000
Citibank N.A.
0.20%, 2/16/10	50,000,000	50,000,000
Credit Industriel et Commercial (London)
0.37%, 2/8/10	50,000,000	50,000,264
DZ Bank AG (Yankee)
0.24%, 2/26/10	50,000,000	50,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 2/5/10	50,000,000	50,000,000
Royal Bank of Scotland PLC (Yankee)
0.28%, 2/11/10	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.28%, 1/5/10	30,000,000	30,000,033
Unicredit Bank AG (Yankee)
0.45%, 2/5/10	50,000,000	50,000,000
Total Negotiable Bank Certificates of Deposit
(cost $595,000,297)		595,000,297

Commercial Paper—16.8%
Abbey National North America LLC
0.03%, 1/4/10	60,000,000	59,999,850
Banco Bilbao Vizcaya Argentaria
0.32%, 4/15/10	15,000,000	14,986,133
BNP Paribas Finance Inc.
0.03%, 1/4/10	60,000,000	59,999,850
ING (US) Funding LLC
0.23%, 1/28/10	50,000,000	49,991,375

The Fund 7

STATEMENT OF INVESTMENTS (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)
U.S. Bank NA
0.20%, 3/30/10	50,000,000	49,975,555
Total Commercial Paper
(cost $234,952,763)		234,952,763

Asset-Backed Commercial Paper—26.9%
Atlantis One Funding Corp.
0.05%, 1/4/10	60,000,000 [a]	59,999,750
Cancara Asset Securitisation Ltd.
0.30%, 1/11/10	70,000,000 [a]	69,994,167
CHARTA LLC
0.32%, 1/14/10	60,000,000 [a]	59,993,067
CIESCO LLC
0.24%, 2/3/10	47,200,000 [a]	47,189,616
Clipper Receivables Co.
0.29%, 1/7/10	50,000,000 [a]	49,997,583
Edison Asset Securitization LLC
0.23%, 2/1/10	50,000,000 [a]	49,990,097
Govco Inc.
0.25%, 1/25/10	39,200,000 [a]	39,193,467
Total Asset-Backed Commercial Paper
(cost $376,357,747)		376,357,747

U.S. Government Agency—10.7%
Federal National Mortgage Association
0.28%, 1/21/10
(cost $149,969,345)	150,000,000 [b,c]	149,969,345

Time Deposit—1.4%
Manufacturers & Traders Trust
Company (Grand Cayman)
0.01%, 1/4/10
(cost $20,000,000)	20,000,000	20,000,000

	Principal
Repurchase Agreement—1.7%	Amount ($)	Value ($)
Banc of America Securities LLC
0.01%, dated 12/31/09, due 1/4/10 in the amount of
$24,000,027 (fully collateralized by $21,108,000
Federal Farm Credit Bank, 0%, due 6/27/11, value
$21,092,169 and $3,450,000 Federal Home Loan Bank,
5.65%, due 11/27/37, value $3,388,639)
(cost $24,000,000)	24,000,000	24,000,000

Total Investments (cost $1,400,280,152)	99.9%	1,400,280,152

Cash and Receivables (Net)	.1%	721,784

Net Assets	100.0%	1,401,001,936

a Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2009, these securities amounted to $376,357,747 or 26.9% of net assets.
b On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	71.3	Repurchase Agreement	1.7
Asset-Backed/Multi-Seller Programs	16.2
U.S. Government Agency	10.7		99.9

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF INVESTMENTS

GOVERNMENT SECURITIES SERIES
December 31, 2009

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—76.4%	Purchase (%)	Amount ($)	Value ($)
Federal Home Loan Bank:
2/10/10	0.11	50,000,000	49,994,167
7/6/10	0.17	160,000,000	160,292,998
Federal Home Loan Mortgage Corp.:
1/19/10	0.31	75,000,000 [a]	74,988,375
3/23/10	0.25	75,000,000 [a]	74,958,656
Federal National Mortgage Association
1/21/10	0.28	150,000,000 [a,b] 149,969,345
Total U.S. Government Agencies
(cost $510,203,541)			510,203,541

U.S. Treasury Notes—7.6%
8/31/10
(cost $50,682,181)	0.29	50,000,000	50,682,181

Repurchase Agreements—15.6%
Barclays Financial LLC
dated 12/31/09, due 1/4/10 in the amount of
$20,000,000 (fully collateralized by $20,280,000
U.S. Treasury Notes, 0.875%, due 2/28/11,
value $20,400,035)	0.00	20,000,000	20,000,000
Citigroup Global Markets Holdings Inc.
dated 12/31/09, due 1/4/10 in the amount of
$5,000,000 (fully collateralized by $5,075,100
U.S. Treasury Notes, 1.125%, due 6/30/11,
value $5,100,069)	0.00	5,000,000	5,000,000
Credit Suisse (USA) Inc.
dated 12/31/09, due 1/4/10 in the amount of
$10,000,000 (fully collateralized by $10,210,000
U.S. Treasury Bills, due 6/17/10,
value $10,201,220)	0.00	10,000,000	10,000,000
Goldman, Sachs & Co.
dated 12/31/09, due 1/4/10 in the amount of
$29,000,000 (fully collateralized by $13,854,100
U.S. Treasury Bonds, 9%, due 11/15/18,
value $19,672,219 and $9,351,100
U.S. Treasury Notes, 3.50%, due 5/31/13,
value $9,907,872)	0.00	29,000,000	29,000,000

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
JP Morgan Chase & Co.
dated 12/31/09, due 1/4/10 in the amount of
$15,000,000 (fully collateralized
by $17,015,000 U.S. Treasury Strips,
due 5/15/14, value $15,304,482)	0.00	15,000,000	15,000,000
Morgan Stanley
dated 12/31/09, due 1/4/10
in the amount of $20,000,000
(fully collateralized by $9,165,000
Federal Agricultural Mortgage
Corporation, 5.125%, due 4/19/17,
value $9,584,008, $10,432,000
Federal Home Loan Mortgage Corp., 0%,
due 11/25/24, value $10,432,000 and
$1,505,968 U.S. Treasury Strips,
due 5/15/38, value $383,992)	0.00	20,000,000	20,000,000
RBS Securities
dated 12/31/09, due 1/4/10 in the amount of
$5,000,000 (fully collateralized by
$4,645,000 U.S. Treasury Notes, 4.25%,
due 8/15/13, value $5,100,431)	0.00	5,000,000	5,000,000
Total Repurchase Agreements
(cost $104,000,000)			104,000,000

Total Investments (cost $664,885,722)		99.6%	664,885,722

Cash and Receivables (Net)		.4%	2,450,874

Net Assets		100.0%	667,336,596

a On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage
Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.
As such, the FHFA will oversee the continuing affairs of these companies.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government Agencies	76.4	U.S. Treasury Notes	7.6
Repurchase Agreements	15.6		99.6
† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

	Money	Government
	Market	Securities
	Series	Series
Assets ($):
Investments in securities, at value—See Statement of Investments
(including repurchase agreements of $104,000,000
for the Government Securities Series)—Note 2(b)†	1,400,280,152	664,885,722
Cash	370,315	1,681,196
Interest receivable	600,004	926,754
Prepaid expenses	64,093	31,114
	1,401,314,564	667,524,786
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)	192,880	91,158
Payable for shares of Common Stock redeemed	21,001	21,972
Accrued expenses	98,747	75,060
	312,628	188,190
Net Assets ($)	1,401,001,936	667,336,596
Composition of Net Assets ($):
Paid-in capital	1,401,001,936	667,335,498
Accumulated net realized gain (loss) on investments	—	1,098
Net Assets ($)	1,401,001,936	667,336,596

Net Asset Value Per Share
	Money	Government
	Market	Securities
	Series	Series
Net Assets ($)	1,401,001,936	667,336,596
Shares Outstanding	1,400,985,435	667,335,498
Net Asset Value Per Share ($)	1.00	1.00
† Investments at cost ($)	1,400,280,152	664,885,722

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2009

	Money	Government
	Market	Securities
	Series	Series
Investment Income ($):
Interest Income	13,531,668	2,873,627
Expenses—Note 2(c):
Management fee—Note 3(a)	8,370,866	3,594,596
Treasury insurance expense—Note 2(f)	545,751	83,954
Shareholder servicing costs—Note 3(b)	467,410	324,006
Directors’ fees and expenses—Note 3(c)	189,099	84,564
Custodian fees—Note 3(b)	122,534	115,139
Registration fees	94,145	85,514
Professional fees	76,937	59,616
Prospectus and shareholders’ reports	54,105	46,381
Miscellaneous	33,231	21,469
Total Expenses	9,954,078	4,415,239
Less—reduction in management fee due to
undertakings—Note 3(a)	(1,160,014)	(3,174,772)
Less—reduction in expenses due to
undertakings—Note 3(a)	(343,241)	(35,393)
Less—reduction in fees due to
earnings credits—Note 2(b)	(8,414)	(8,191)
Net Expenses	8,442,409	1,196,883
Investment Income—Net	5,089,259	1,676,744
Net Realized Gain (Loss) on Investments—Note 2(b) ($)	—	1,098
Net Increase in Net Assets Resulting from Operations	5,089,259	1,677,842

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Money Market Series		Government Securities Series
	Year Ended December 31,		Year Ended December 31,
	2009	2008	2009	2008
Operations ($):
Investment income—net	5,089,259	48,222,821	1,676,744	5,855,777
Net realized gain (loss)
on investments	—	15,468	1,098	—
Net Increase (Decrease) in
Net Assets Resulting
from Operations	5,089,259	48,238,289	1,677,842	5,855,777
Dividends to
Shareholders from ($):
Investment income—net	(5,089,259)	(48,222,821)	(1,676,744)	(5,858,555)
Capital Stock Transactions
($1.00 per share):
Net proceeds from
shares sold	767,661,910	1,328,983,752	605,738,149	980,830,730
Dividends reinvested	217,684	1,050,056	241,747	1,489,322
Cost of shares redeemed	(1,319,321,732)	(961,826,884)	(670,855,111)	(623,187,758)
Increase (Decrease) in
Net Assets from
Capital Stock
Transactions	(551,442,138)	368,206,924	(64,875,215)	359,132,294
Total Increase
(Decrease)
in Net Assets	(551,442,138)	368,222,392	(64,874,117)	359,129,516
Net Assets ($):
Beginning of Period	1,952,444,074	1,584,221,682	732,210,713	373,081,197
End of Period	1,401,001,936	1,952,444,074	667,336,596	732,210,713

See notes to financial statements.

FINANCIAL HIGHLIGHTS
Money Market Series

The following tables describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.026	.047	.045	.026
Distributions:
Dividends from investment
income—net	(.003)	(.026)	(.047)	(.045)	(.026)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.27	2.65	4.85	4.61	2.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	.68	.67	.74	.79
Ratio of net expenses
to average net assets	.50	.56	.55	.55	.63
Ratio of net investment income
to average net assets	.30	2.59	4.71	4.57	2.62
Net Assets, end of period
($ x 1,000)	1,401,002	1,952,444	1,584,222	610,172	341,259

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS
Government Securities Series

		Year Ended December 31,
	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.013	.044	.043	.025
Distributions:
Dividends from investment income—net	(.002)	(.013)	(.044)	(.043)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.23	1.32	4.47	4.43	2.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.61	.67	.72	.74	.73
Ratio of net expenses
to average net assets	.17	.50	.57	.58	.63
Ratio of net investment income
to average net assets	.23	1.08	4.36	4.35	2.44
Net Assets, end of period ($ x 1,000)	667,337	732,211	373,081	267,556	259,029

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—General:

Dreyfus Money Market Instruments, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and operates as a series company issuing two series: the Money Market Series and the Government Securities Series. The fund accounts separately for the assets, liabilities and operations of each series.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 5 billion shares of $.001 par value Common Stock for the Money Market Series and 10 billion shares of $.001 par value Common Stock for the Government Securities Series.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for each series; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00 for each series.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Money Market Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,400,280,152
Level 3—Significant Unobservable Inputs	—
Total	1,400,280,152
† See Statement of Investments for additional detailed categorizations.

The following is a summary of the inputs used as of December 31, 2009 in valuing the Government Securities Series investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	664,885,722
Level 3—Significant Unobservable Inputs	—
Total	664,885,722
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to both series are allocated between them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of the fund, with respect to both series, to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, with respect to both series, are normally declared and paid annually, but each series may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains of either series can be offset by capital loss carryovers of that series, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each series to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each series is treated as a separate entity for purposes of determining such qualification.

As of and during the period ended December 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2009 the components of accumulated earnings on a tax basis for each series were substantially the same as for financial reporting purposes.

The tax character of distributions for the Money Market Series and the Government Securities Series paid to shareholders during the fiscal periods ended December 31, 2009 and December 31, 2008 were all ordinary income.

At December 31, 2009, the cost of investments for federal income tax purposes for each series was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) Treasury’s Temporary Guarantee Program: The fund entered into a Guarantee Agreement with the United States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”).

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

Under the Program, the Treasury guaranteed the share price of shares of the fund held by shareholders as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share fell below $0.995 (a “Guarantee Event”) and the fund liquidated. Recovery under the Program was subject to certain conditions and limitations.

Fund shares acquired by investors after September 19, 2008 that increased the number of fund shares the investor held at the close of business on September 19, 2008 were not eligible for protection under the Program. In addition, fund shares acquired by investors who did not hold fund shares at the close of business on September 19, 2008 were not eligible for protection under the Program.

The Program, which was originally set to expire on December 18, 2008, was initially extended by the Treasury until April 30, 2009 and had been further extended by the Treasury until September 18, 2009, at which time the Secretary of the Treasury terminated the Program. As such, the Money Market Series is no longer eligible for protection under the Program. Participation in the initial term and the two extended periods of the Program required payments to the Treasury in the amounts of .01%, .015% and .015%, respectively, of the Money Market Series’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). The Government Securities Series participation in the Program expired effective May 1, 2009. As a result, shareholder assets in the Government Securities Series that were covered under the Program beginning September 19, 2008, were no longer covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required payments to the Treasury in the amounts of .01% and .015%, respectively, of the Government Securities Series’ shares outstanding as of September 19, 2008 (valued at $1.00 per share). These expenses were borne by the Money Market Series and the Government Securities Series without regard to any expense limitation in effect.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for each series is computed at the annual rate of .50% of the value of the average daily net assets of each series and is payable monthly.The Manager had undertaken from January 1, 2009 through December 31, 2009, to reduce the management fee paid by each series, if the series’ aggregate annual expenses exceed an annual rate of .55% for the Money Market Series until October 30, 2009 and then .16% thereafter and .16% for the Government Securities Series of the value of each series’ average daily net assets. The reduction in management fee for the Money Market Series pursuant to the undertaking, amounted to $1,160,014 during the period ended December 31, 2009. The reduction in management fee for the Government Securities Series pursuant to the undertaking, amounted to $3,174,772 during the period ended December 31, 2009.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level.This undertaking is voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertakings amounted to $343,241 for the Money Market Series and $35,393 for the Government Securities Series during the period ended December 31, 2009.

(b) Under the Shareholder Services Plan, each series reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of each series’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the series and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2009, the Money Market Series and the Government Securities Series were charged $285,357 and $164,992, respectively, pursuant to the Shareholder Services Plan.

Each series compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each series. During the period ended December 31, 2009, the Money Market Series and the Government Securities Series were charged $24,194 and $50,081, respectively, pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

Each series compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to each series’ subscriptions and redemptions. During the period ended December 31, 2009, the Money Market Series and the Government Securities Series were charged $2,762 and $5,593, respectively, pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were offset by earnings credits pursuant to the cash management agreement.

Each series also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for each series. During the period ended December 31, 2009, the Money Market Series and the Government Securities Series were charged $122,534 and $115,139, respectively, pursuant to the custody agreement.

During the period ended December 31, 2009, each series was charged $6,681 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Money Market Series consist of: management fees $594,669, shareholder services plan fees $2,500, custodian fees $27,701, chief compliance officer fees $5,011 and transfer agency per account fees $4,000, which are offset against an expense reimbursement currently in effect in the amount of $441,001.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities for the Government Securities Series consist of: management fees $291,594, shareholder services plan fees $8,700, custodian fees $22,745, chief compliance officer fees $5,011 and transfer agency per account fees $10,000, which are offset against an expense reimbursement currently in effect in the amount of $246,892.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 25, 2010, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 25

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors Dreyfus Money Market Instruments, Inc.

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Money Market Instruments, Inc. (comprising, respectively, the Money Market Series and the Government Securities Series), as of December 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Money Market Instruments, Inc. at December 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 25, 2010

Dreyfus Money Market Instruments, Inc.
IMPORTANT TAX INFORMATION (Unaudited)

Money Market Series

For federal tax purposes, the fund hereby designates 98.30% of the ordinary income dividends paid during the fiscal year ended December 31, 2009 as qualifying “interest related dividends”.

Government Securities Series

For federal tax purposes, the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2009 as qualifying “interest related dividends”.

PROXY RESULTS (Unaudited)

Dreyfus Money Market Instruments, Inc.—Government Securities Series held a special meeting of shareholders on November 16, 2009.The proposals considered at the meeting, and the results, are as follows:

		Shares
	Votes For	Authority Withheld	Abstain
1. To approve amending the
fund’s policy regarding borrowing.	390,208,170	9,597,832	3,674,344
2. To approve amending the
fund’s policy regarding lending.	389,607,330	8,871,273	5,001,743
3. To approve investment
in other investment companies	389,598,419	9,819,045	4,062,882

The Fund 27

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

John M. Fraser, Jr., Emeritus Board Member
Rosalind G. Jacobs, Emeritus Board Member
Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

The Fund 29

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 171 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 62 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

J. DAVID OFFICER, Vice President since January 2010.

Director of Mellon United National Bank, an affiliate of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. Prior to June 2009, Mr. Officer was Chief Operating Officer,Vice Chairman and a director of the Manager, where he had been employed since April 1998. He is 61 years old.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 35 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 194 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since November 1990.

The Fund 31

OFFICERS OF THE FUND (Unaudited) (continued)

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 194 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients.

He is 52 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 190 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Distributor since October 1998.

For More Information

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $59,561 in 2008 and $60,753 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $20,796 in 2008 and $10,552 in 2009.  These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $5,514 in 2008 and $7,278 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $716 in 2008 and $803 in 2009. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

SSL-DOCS2 70128344v15

Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $12,561,320 in 2008 and $24,975,296 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant

SSL-DOCS2 70128344v15

in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Money Market Instruments, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

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